UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2546

Fidelity Commonwealth Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Nasdaq Composite Index® Tracking Stock

February 28, 2019

ETF-QTLY-0419
1.814342.114

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.9%
	Shares	Value
COMMUNICATION SERVICES - 15.2%
Diversified Telecommunication Services - 0.0%
Atn International, Inc.	4,046	$227,102
B Communications Ltd. (a)	9,585	44,091
Cogent Communications Group, Inc.	4,015	195,571
Consolidated Communications Holdings, Inc.	5,221	51,845
Frontier Communications Corp. (a)(b)	1,240	3,782
Iridium Communications, Inc. (a)(b)	20,450	435,381
		957,772
Entertainment - 2.6%
Activision Blizzard, Inc.	107,056	4,511,340
Changyou.com Ltd. (A Shares) ADR	4,145	84,558
Electronic Arts, Inc. (a)	43,553	4,171,506
NetEase, Inc. ADR	11,214	2,503,189
Netflix, Inc. (a)	59,935	21,462,724
Take-Two Interactive Software, Inc. (a)	16,651	1,452,966
Twenty-First Century Fox, Inc.:
Class A	145,068	7,315,779
Class B	110,148	5,525,024
Viacom, Inc.:
Class A	7,968	272,107
Class B (non-vtg.)	54,229	1,584,571
Zynga, Inc. (a)	145,982	762,026
		49,645,790
Interactive Media & Services - 9.0%
Alphabet, Inc.:
Class A (a)	41,380	46,616,639
Class C (a)	48,554	54,376,596
ANGI Homeservices, Inc. Class A (a)	20,975	344,410
Baidu.com, Inc. sponsored ADR (a)	39,420	6,407,327
CarGurus, Inc. Class A (a)	17,879	763,970
Facebook, Inc. Class A (a)	333,762	53,885,875
IAC/InterActiveCorp (a)	14,101	3,004,218
Liberty TripAdvisor Holdings, Inc. (a)	27,011	407,596
Match Group, Inc. (b)	14,898	825,051
Momo, Inc. ADR (a)	22,740	754,286
SINA Corp. (a)	10,393	700,176
TripAdvisor, Inc. (a)(b)	23,674	1,258,747
TrueCar, Inc. (a)	32,890	238,124
Weibo Corp. sponsored ADR (a)(b)	12,714	918,587
Yandex NV Series A (a)	51,068	1,756,739
YY, Inc. ADR (a)	5,341	376,541
Zillow Group, Inc.:
Class A (a)(b)	8,563	354,765
Class C (a)(b)	22,880	956,384
		173,946,031
Media - 3.0%
AMC Networks, Inc. Class A (a)(b)	9,855	647,572
Charter Communications, Inc. Class A (a)	31,849	10,985,039
Comcast Corp. Class A	626,627	24,231,666
Criteo SA sponsored ADR (a)	8,102	219,888
Discovery Communications, Inc.:
Class A (a)(b)	26,515	766,284
Class C (non-vtg.) (a)	55,228	1,504,963
DISH Network Corp. Class A (a)	31,986	1,039,865
GCI Liberty, Inc. (a)(b)	16,503	883,571
Liberty Broadband Corp.:
Class A (a)	4,249	379,521
Class C (a)	25,917	2,319,572
Liberty Global PLC:
Class A (a)	29,775	784,571
Class C (a)	76,322	1,937,816
Liberty Latin America Ltd.:
Class A (a)	7,437	145,914
Class C (a)	17,401	337,405
Liberty Media Corp.:
Liberty Braves Class C (a)	14,039	390,846
Liberty Formula One Group Series C (a)	38,512	1,198,493
Liberty SiriusXM Series A (a)	21,059	861,313
Liberty SiriusXM Series C (a)	40,878	1,684,582
Loral Space & Communications Ltd. (a)	8,069	330,103
MDC Partners, Inc. Class A (a)	138	458
News Corp.:
Class A	64,249	836,522
Class B	32,988	439,070
Nexstar Broadcasting Group, Inc. Class A	7,551	737,959
Scholastic Corp.	12,826	542,668
Sinclair Broadcast Group, Inc. Class A	26,574	959,321
Sirius XM Holdings, Inc. (b)	644,798	3,823,652
VisionChina Media, Inc. ADR (a)(c)	436	0
		57,988,634
Wireless Telecommunication Services - 0.6%
Boingo Wireless, Inc. (a)	13,665	305,686
Gogo, Inc. (a)(b)	19,511	89,555
Millicom International Cellular SA	13,813	835,687
NII Holdings, Inc. (a)(b)	23,956	93,189
Shenandoah Telecommunications Co.	11,311	502,661
T-Mobile U.S., Inc. (a)	120,030	8,667,366
VEON Ltd. sponsored ADR	172,719	433,525
Vodafone Group PLC sponsored ADR	80,291	1,433,194
		12,360,863

TOTAL COMMUNICATION SERVICES		294,899,090

CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.2%
ADOMANI, Inc. (a)(b)	6,913	3,042
Dorman Products, Inc. (a)	5,968	482,811
Fox Factory Holding Corp. (a)	9,460	599,575
Gentex Corp.	53,681	1,091,872
Gentherm, Inc. (a)	10,584	433,944
The Goodyear Tire & Rubber Co.	38,436	760,264
		3,371,508
Automobiles - 0.4%
Tesla, Inc. (a)(b)	24,097	7,708,148
Distributors - 0.2%
Core-Mark Holding Co., Inc.	14,132	445,299
LKQ Corp. (a)	56,667	1,569,676
Pool Corp.	6,689	1,067,163
		3,082,138
Diversified Consumer Services - 0.1%
Career Education Corp. (a)	25,847	429,577
Frontdoor, Inc. (a)	11,112	355,584
Grand Canyon Education, Inc. (a)	8,971	1,037,765
Houghton Mifflin Harcourt Co. (a)	37,135	293,738
Strategic Education, Inc.	2,127	278,169
Weight Watchers International, Inc. (a)(b)	9,282	187,775
		2,582,608
Hotels, Restaurants & Leisure - 1.7%
Bloomin' Brands, Inc.	20,410	422,079
Caesars Entertainment Corp. (a)(b)	27,877	240,300
Churchill Downs, Inc.	8,238	772,724
Cracker Barrel Old Country Store, Inc. (b)	3,035	491,640
Dave & Buster's Entertainment, Inc.	10,127	519,819
Denny's Corp. (a)	21,862	381,711
Dunkin' Brands Group, Inc.	13,557	968,648
Eldorado Resorts, Inc. (a)(b)	10,603	511,171
Empire Resorts, Inc. (a)(b)	11,194	152,350
Extended Stay America, Inc. unit	28,455	519,019
Golden Entertainment, Inc. (a)	9,931	180,943
Huazhu Group Ltd. ADR (b)	27,268	956,289
International Speedway Corp. Class A	8,433	364,727
Jack in the Box, Inc.	4,488	361,464
Marriott International, Inc. Class A	46,024	5,765,426
Melco Crown Entertainment Ltd. sponsored ADR	30,240	696,730
Monarch Casino & Resort, Inc. (a)	6,769	296,821
Papa John's International, Inc. (b)	5,934	259,375
Penn National Gaming, Inc. (a)	21,926	544,861
Playa Hotels & Resorts NV (a)	35,051	267,089
Ruth's Hospitality Group, Inc.	11,896	302,396
Scientific Games Corp. Class A (a)(b)	11,410	331,575
Starbucks Corp.	172,010	12,085,423
Texas Roadhouse, Inc. Class A	11,963	757,378
The Cheesecake Factory, Inc.	8,189	387,340
The Stars Group, Inc. (a)(b)	39,269	654,707
Wendy's Co.	46,373	803,644
Wingstop, Inc.	8,183	545,070
Wynn Resorts Ltd.	13,017	1,647,171
		32,187,890
Household Durables - 0.3%
Cavco Industries, Inc. (a)	2,373	328,494
Garmin Ltd.	29,348	2,464,352
GoPro, Inc. Class A (a)(b)	14,541	84,774
Helen of Troy Ltd. (a)	3,987	446,983
iRobot Corp. (a)(b)	5,613	701,962
LGI Homes, Inc. (a)(b)	4,403	260,217
Newell Brands, Inc.	70,609	1,145,984
Roku, Inc. Class A (a)(b)	10,195	675,827
Sonos, Inc. (b)	4,973	51,371
Universal Electronics, Inc. (a)	5,261	175,665
		6,335,629
Internet & Direct Marketing Retail - 7.4%
Amazon.com, Inc. (a)	68,107	111,683,902
Baozun, Inc. sponsored ADR (a)(b)	6,847	256,420
CNOVA NV (a)(b)	49,959	193,208
Ctrip.com International Ltd. ADR (a)	63,933	2,182,033
eBay, Inc.	141,913	5,272,068
Etsy, Inc. (a)	24,966	1,779,327
Expedia, Inc.	20,440	2,520,456
Groupon, Inc. (a)	75,479	246,816
JD.com, Inc. sponsored ADR (a)	117,645	3,259,943
Liberty Expedia Holdings, Inc. (a)	13,155	582,767
Liberty Interactive Corp. QVC Group Series A (a)	60,994	1,098,502
MakeMyTrip Ltd. (a)(b)	14,751	416,421
MercadoLibre, Inc. (a)	6,588	3,022,509
NutriSystem, Inc.	10,429	451,367
Overstock.com, Inc. (a)(b)	4,438	87,917
PetMed Express, Inc. (b)	7,453	171,792
Shutterfly, Inc. (a)	7,669	343,648
Stamps.com, Inc. (a)(b)	2,970	279,150
The Booking Holdings, Inc. (a)	6,296	10,684,564
		144,532,810
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)	15,624	196,081
Hasbro, Inc.	19,418	1,648,588
Mattel, Inc. (a)(b)	61,910	892,742
		2,737,411
Media - 0.1%
iQIYI, Inc. ADR (a)(b)	49,574	1,346,430
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	32,432	3,124,175
Ollie's Bargain Outlet Holdings, Inc. (a)	11,967	1,055,729
		4,179,904
Specialty Retail - 1.0%
Ascena Retail Group, Inc. (a)	83,091	184,462
Bed Bath & Beyond, Inc.	9,274	155,154
Conn's, Inc. (a)	6,516	153,712
Five Below, Inc. (a)	9,393	1,130,448
Michaels Companies, Inc. (a)(b)	33,507	473,789
Monro, Inc.	8,502	648,788
O'Reilly Automotive, Inc. (a)	11,308	4,206,124
Office Depot, Inc.	49,055	170,221
Rent-A-Center, Inc. (a)	16,262	302,636
Ross Stores, Inc.	52,363	4,965,583
Sleep Number Corp. (a)	12,156	530,609
The Children's Place Retail Stores, Inc. (b)	3,586	342,678
Tile Shop Holdings, Inc.	13,042	83,208
Tractor Supply Co.	20,071	1,913,770
Ulta Beauty, Inc. (a)	8,926	2,789,286
Urban Outfitters, Inc. (a)	22,003	678,793
		18,729,261
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	14,094	1,450,977
Crocs, Inc. (a)	21,384	549,141
Fossil Group, Inc. (a)(b)	9,626	150,551
G-III Apparel Group Ltd. (a)	12,512	445,552
Hexindai, Inc. ADR	24,612	90,572
lululemon athletica, Inc. (a)	21,870	3,289,685
Steven Madden Ltd.	20,313	670,126
		6,646,604

TOTAL CONSUMER DISCRETIONARY		233,440,341

CONSUMER STAPLES - 3.8%
Beverages - 1.5%
Coca-Cola Bottling Co. Consolidated	2,206	546,779
MGP Ingredients, Inc. (b)	4,895	400,656
Monster Beverage Corp. (a)	77,471	4,944,974
National Beverage Corp. (b)	7,323	502,285
PepsiCo, Inc.	194,914	22,539,855
		28,934,549
Food & Staples Retailing - 1.3%
Andersons, Inc.	9,265	342,434
Casey's General Stores, Inc.	6,089	820,432
Costco Wholesale Corp.	61,331	13,415,543
PriceSmart, Inc.	7,367	476,350
SpartanNash Co.	10,747	203,978
Sprouts Farmers Market LLC (a)	26,954	628,567
Walgreens Boots Alliance, Inc.	133,297	9,489,413
		25,376,717
Food Products - 1.0%
Bridgford Foods Corp. (a)	2,949	71,808
Cal-Maine Foods, Inc.	5,579	246,034
Calavo Growers, Inc. (b)	4,907	417,733
Hostess Brands, Inc. Class A (a)(b)	28,127	341,462
J&J Snack Foods Corp.	2,684	416,772
Lancaster Colony Corp.	3,663	574,249
Mondelez International, Inc.	206,524	9,739,672
Pilgrim's Pride Corp. (a)	35,906	706,271
Sanderson Farms, Inc.	3,576	411,955
SunOpta, Inc. (a)	38,677	100,560
The Hain Celestial Group, Inc. (a)	12,165	239,286
The Kraft Heinz Co.	166,957	5,541,303
		18,807,105
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	10,406	289,807
WD-40 Co. (b)	3,576	639,997
		929,804
Personal Products - 0.0%
Inter Parfums, Inc.	8,592	633,832

TOTAL CONSUMER STAPLES		74,682,007

ENERGY - 0.4%
Energy Equipment & Services - 0.1%
CSI Compressco LP	12,313	38,540
Geospace Technologies Corp. (a)	5,143	84,345
KLX Energy Services Holdings, Inc. (a)	3,604	95,001
Mammoth Energy Services, Inc.	12,286	282,455
NCS Multistage Holdings, Inc. (a)(b)	12,299	67,767
Patterson-UTI Energy, Inc.	31,818	421,907
PHI, Inc. (non-vtg.) (a)(b)	22,995	71,514
RigNet, Inc. (a)	13,162	203,748
Smart Sand, Inc. (a)(b)	48,294	144,399
		1,409,676
Oil, Gas & Consumable Fuels - 0.3%
Abraxas Petroleum Corp. (a)	212,763	265,954
Alliance Resource Partners LP	20,259	393,025
Amplify Energy Corp. warrants 5/4/22 (a)	322	7
Approach Resources, Inc. (a)(b)	9,440	8,858
Berry Petroleum Corp.	16,139	205,449
Blueknight Energy Partners LP	29,840	39,687
Calumet Specialty Products Partners LP (a)	520	1,482
Capital Product Partners LP	23,773	54,202
Carrizo Oil & Gas, Inc. (a)	10,551	115,850
Centennial Resource Development, Inc. Class A (a)(b)	50,250	455,768
Clean Energy Fuels Corp. (a)	84,243	192,916
Diamondback Energy, Inc.	17,630	1,814,656
Extraction Oil & Gas, Inc. (a)	7,038	29,560
Golar LNG Ltd.	18,422	380,230
Golar LNG Partners LP	12,651	163,198
Green Plains, Inc.	15,689	244,748
Gulfport Energy Corp. (a)	14,342	109,860
Hallador Energy Co.	2,440	13,103
Hongli Clean Energy Technologies Corp. (a)(c)	225	1,042
Legacy Reserves, Inc. (a)(b)	37,293	44,752
Martin Midstream Partners LP	23,099	297,746
National Energy Services Reunited Corp. (a)(b)	16,618	142,915
Nextdecade Corp. (a)(b)	33,132	118,613
PDC Energy, Inc. (a)	11,878	440,317
Renewable Energy Group, Inc. (a)	3,011	80,002
StealthGas, Inc. (a)	12,967	42,013
Tellurian, Inc. (a)(b)	32,331	331,716
Ultra Petroleum Corp. (a)(b)	934	628
Viper Energy Partners LP	6,493	213,685
		6,201,982

TOTAL ENERGY		7,611,658

FINANCIALS - 6.4%
Banks - 2.8%
1st Source Corp.	7,587	360,762
Ameris Bancorp	9,902	403,705
BancFirst Corp.	8,551	482,105
Bank OZK	13,141	431,025
Banner Corp.	8,633	536,368
Blue Hills Bancorp, Inc.	12,913	321,275
BOK Financial Corp.	14,386	1,301,070
Boston Private Financial Holdings, Inc.	24,544	291,828
Bridge Bancorp, Inc.	8,270	272,662
Brookline Bancorp, Inc., Delaware	24,054	384,383
Camden National Corp.	6,801	305,025
Cathay General Bancorp	11,649	452,447
Centerstate Banks of Florida, Inc.	7,716	204,165
Chemical Financial Corp.	12,135	556,147
City Holding Co.	4,948	396,533
Columbia Banking Systems, Inc.	14,298	541,608
Commerce Bancshares, Inc.	22,134	1,392,893
Community Trust Bancorp, Inc.	6,676	285,599
ConnectOne Bancorp, Inc.	12,002	258,883
CVB Financial Corp.	25,922	590,762
Eagle Bancorp, Inc. (a)	6,055	358,395
East West Bancorp, Inc.	27,398	1,496,205
Enterprise Bancorp, Inc.	2,005	63,599
Enterprise Financial Services Corp.	7,914	357,555
Farmers & Merchants Bancorp, Inc.	744	22,774
Fifth Third Bancorp	113,533	3,131,240
First Bancorp, North Carolina	9,525	373,285
First Busey Corp.	13,454	362,451
First Citizens Bancshares, Inc.	2,248	981,432
First Financial Bancorp, Ohio	8,565	237,507
First Financial Bankshares, Inc.	14,883	965,163
First Financial Corp., Indiana	5,774	256,250
First Hawaiian, Inc.	29,343	791,087
First Internet Bancorp	6,904	149,126
First Merchants Corp.	4,049	163,539
First Midwest Bancorp, Inc., Delaware	11,245	260,322
First of Long Island Corp.	8,544	199,588
Flushing Financial Corp.	10,938	253,871
Fulton Financial Corp.	28,809	494,939
German American Bancorp, Inc.	8,808	272,784
Glacier Bancorp, Inc.	17,403	762,599
Great Southern Bancorp, Inc.	5,574	315,656
Grupo Financiero Galicia SA sponsored ADR	5,281	161,440
Hancock Whitney Corp.	12,529	547,267
Hanmi Financial Corp.	11,061	255,288
HarborOne Bancorp, Inc. (a)	14,623	235,869
Heartland Financial U.S.A., Inc.	8,319	404,220
Home Bancshares, Inc.	27,855	542,615
HomeTown Bankshares Corp.	1,090	16,132
Hope Bancorp, Inc.	13,033	190,021
Howard Bancorp, Inc. (a)	6,097	80,907
Huntington Bancshares, Inc.	210,465	3,032,801
IBERIABANK Corp.	6,952	543,855
Independent Bank Corp., Massachusetts	6,997	595,655
Independent Bank Group, Inc.	12,280	711,749
International Bancshares Corp.	15,572	635,649
Investar Holding Corp.	1,462	35,585
Investors Bancorp, Inc.	41,571	522,547
Lakeland Bancorp, Inc.	16,887	282,520
Lakeland Financial Corp.	7,619	368,150
LegacyTexas Financial Group, Inc.	6,290	262,482
Live Oak Bancshares, Inc.	11,785	191,035
MB Financial, Inc.	14,878	673,527
Mid Penn Bancorp, Inc.	2,488	60,931
NBT Bancorp, Inc.	12,358	477,390
Old National Bancorp, Indiana	20,066	356,773
Opus Bank	11,365	258,781
Pacific Premier Bancorp, Inc.	12,227	364,976
PacWest Bancorp	18,837	772,694
People's Utah Bancorp	8,733	256,401
Peoples Financial Services Corp.	512	22,400
Peoples United Financial, Inc.	51,792	919,826
Pinnacle Financial Partners, Inc.	10,517	617,243
Popular, Inc.	15,535	875,863
Preferred Bank, Los Angeles	5,431	278,176
Premier Financial Bancorp, Inc.	925	15,327
Renasant Corp.	4,542	173,868
Republic Bancorp, Inc., Kentucky Class A	7,540	341,110
S&T Bancorp, Inc.	10,228	423,235
Sandy Spring Bancorp, Inc.	10,606	371,952
Seacoast Banking Corp., Florida (a)	14,786	429,090
ServisFirst Bancshares, Inc.	12,955	453,036
Signature Bank	8,241	1,118,798
Simmons First National Corp. Class A	16,567	444,493
South State Corp.	5,616	398,961
Southside Bancshares, Inc.	11,083	384,802
Stock Yards Bancorp, Inc.	8,348	297,356
SVB Financial Group (a)	9,096	2,248,167
Texas Capital Bancshares, Inc. (a)	8,014	489,094
The First Bancorp, Inc.	943	24,848
TowneBank	6,467	178,295
Trico Bancshares	8,301	333,866
Trustmark Corp.	5,653	200,568
UMB Financial Corp.	9,248	636,355
Umpqua Holdings Corp.	41,928	762,251
Union Bankshares Corp.	6,294	223,878
United Bankshares, Inc., West Virginia	17,581	674,935
United Community Bank, Inc.	10,542	291,908
Univest Corp. of Pennsylvania	11,319	300,067
Valley National Bancorp	46,710	493,258
Veritex Holdings, Inc.	11,116	311,359
Washington Trust Bancorp, Inc.	6,098	319,535
WesBanco, Inc.	11,410	484,126
Westamerica Bancorp. (b)	7,307	469,694
Wintrust Financial Corp.	11,431	842,122
Zions Bancorporation	32,445	1,657,940
		53,383,674
Capital Markets - 1.9%
BGC Partners, Inc. Class A	59,475	364,582
Blucora, Inc. (a)	15,154	407,491
Brighthouse Financial, Inc. (a)	16,830	651,658
Carlyle Group LP	23,611	418,151
CME Group, Inc.	58,649	10,668,840
Diamond Hill Investment Group, Inc.	1,405	199,454
E*TRADE Financial Corp.	48,316	2,367,001
GTY Govtech, Inc. (a)	16,907	143,710
LPL Financial	18,245	1,375,855
MarketAxess Holdings, Inc.	7,237	1,764,960
Morningstar, Inc.	8,737	1,105,755
Northern Trust Corp.	39,801	3,709,453
Rosehill Resources, Inc. (a)	5,990	18,150
SEI Investments Co.	29,096	1,534,814
T. Rowe Price Group, Inc.	43,076	4,326,123
TD Ameritrade Holding Corp.	92,542	5,212,891
The NASDAQ OMX Group, Inc.	30,051	2,751,770
WisdomTree Investments, Inc.	33,667	261,929
		37,282,587
Consumer Finance - 0.2%
Credit Acceptance Corp. (a)(b)	2,951	1,298,027
Encore Capital Group, Inc. (a)(b)	5,913	202,225
First Cash Financial Services, Inc.	6,263	549,015
Navient Corp.	46,168	564,173
PRA Group, Inc. (a)(b)	10,441	336,096
SLM Corp.	119,872	1,324,586
World Acceptance Corp. (a)	2,800	344,400
		4,618,522
Diversified Financial Services - 0.0%
GDS Holdings Ltd. ADR (a)(b)	13,943	463,884
Insurance - 1.0%
American National Insurance Co.	4,904	721,820
Amerisafe, Inc.	6,630	418,419
Arch Capital Group Ltd. (a)	62,243	2,033,479
Cincinnati Financial Corp.	25,980	2,255,584
eHealth, Inc. (a)	9,816	524,273
Enstar Group Ltd. (a)	2,403	428,695
Erie Indemnity Co. Class A	9,275	1,652,991
Fanhua, Inc. ADR (b)	11,415	287,658
James River Group Holdings Ltd.	10,012	411,393
Kinsale Capital Group, Inc.	7,055	470,992
Maiden Holdings Ltd.	18,433	22,673
National General Holdings Corp.	17,919	462,489
National Western Life Group, Inc.	1,120	344,960
Navigators Group, Inc.	8,002	558,380
Principal Financial Group, Inc.	46,290	2,436,706
Safety Insurance Group, Inc.	4,884	436,337
Selective Insurance Group, Inc.	8,965	591,331
State Auto Financial Corp.	13,344	449,292
Trupanion, Inc. (a)(b)	11,595	351,908
United Fire Group, Inc.	8,076	393,624
United Insurance Holdings Corp.	17,215	281,982
Willis Group Holdings PLC	21,762	3,743,499
		19,278,485
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	70,485	1,244,060
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	4,951	354,244
Thrifts & Mortgage Finance - 0.4%
Beneficial Bancorp, Inc.	23,266	375,048
Capitol Federal Financial, Inc.	37,828	505,760
HomeStreet, Inc. (a)	10,678	297,916
Kearny Financial Corp.	25,925	352,321
LendingTree, Inc. (a)(b)	1,802	574,748
Meridian Bancorp, Inc. Maryland	17,760	289,310
Meta Financial Group, Inc.	9,226	215,427
NMI Holdings, Inc. (a)	20,279	489,738
Northfield Bancorp, Inc.	18,494	275,746
Northwest Bancshares, Inc.	27,910	519,126
OceanFirst Financial Corp.	14,913	375,808
TFS Financial Corp.	58,220	997,309
Trustco Bank Corp., New York	35,740	302,718
United Financial Bancorp, Inc. New	18,462	286,715
Washington Federal, Inc.	10,202	312,997
WMI Holdings Corp. (a)	14,895	203,317
WSFS Financial Corp.	8,755	378,916
		6,752,920

TOTAL FINANCIALS		123,378,376

HEALTH CARE - 10.2%
Biotechnology - 5.9%
Abeona Therapeutics, Inc. (a)	225	1,580
AC Immune SA (a)	20,989	96,969
ACADIA Pharmaceuticals, Inc. (a)(b)	19,950	528,675
Acceleron Pharma, Inc. (a)	12,569	553,539
Acorda Therapeutics, Inc. (a)	12,417	183,027
Aduro Biotech, Inc. (a)	13,692	58,876
Agios Pharmaceuticals, Inc. (a)(b)	8,725	565,991
Aimmune Therapeutics, Inc. (a)(b)	15,621	376,310
Akebia Therapeutics, Inc. (a)	16,973	123,563
Alder Biopharmaceuticals, Inc. (a)	16,546	212,120
Alexion Pharmaceuticals, Inc. (a)	31,561	4,271,150
Alkermes PLC (a)	24,516	815,647
Allakos, Inc. (a)(b)	3,385	135,265
Allogene Therapeutics, Inc. (b)	16,360	518,448
Alnylam Pharmaceuticals, Inc. (a)	14,551	1,236,835
AMAG Pharmaceuticals, Inc. (a)(b)	7,120	106,017
Amarin Corp. PLC ADR (a)(b)	50,130	1,026,161
Amgen, Inc.	87,080	16,552,166
Amicus Therapeutics, Inc. (a)(b)	29,963	362,552
AnaptysBio, Inc. (a)	4,618	318,042
Apellis Pharmaceuticals, Inc. (a)	30,899	468,120
Aquinox Pharmaceuticals, Inc. (a)	4,484	11,838
Aravive, Inc. (a)	6,123	35,697
Arena Pharmaceuticals, Inc. (a)	10,680	533,146
Argenx SE ADR (a)	1,837	244,854
ArQule, Inc. (a)	46,768	152,931
Array BioPharma, Inc. (a)	38,594	885,346
Arrowhead Pharmaceuticals, Inc. (a)(b)	20,623	402,561
Ascendis Pharma A/S sponsored ADR (a)	7,438	541,635
Atara Biotherapeutics, Inc. (a)(b)	10,626	380,517
Audentes Therapeutics, Inc. (a)	9,492	290,645
AVEO Pharmaceuticals, Inc. (a)(b)	158,408	85,461
AVROBIO, Inc.	8,133	135,496
Axovant Sciences Ltd. (a)(b)	14,912	19,833
BeiGene Ltd. ADR (a)(b)	5,042	691,006
Biogen, Inc. (a)	27,510	9,023,555
BioMarin Pharmaceutical, Inc. (a)	26,977	2,515,875
bluebird bio, Inc. (a)(b)	7,446	1,155,768
Blueprint Medicines Corp. (a)	7,908	649,959
Calyxt, Inc. (a)	451	7,230
CareDx, Inc. (a)	9,465	294,551
Celgene Corp. (a)	92,566	7,694,086
Celldex Therapeutics, Inc. (a)	5,140	27,345
China Biologic Products Holdings, Inc. (a)(b)	4,201	337,592
Coherus BioSciences, Inc. (a)	16,517	236,854
Corvus Pharmaceuticals, Inc. (a)	19,067	92,284
CRISPR Therapeutics AG (a)(b)	9,426	333,586
Cytokinetics, Inc. (a)	14,059	101,506
CytomX Therapeutics, Inc. (a)	10,177	114,186
DBV Technologies SA sponsored ADR (a)(b)	5,852	47,635
Deciphera Pharmaceuticals, Inc. (a)(b)	15,914	451,958
Denali Therapeutics, Inc. (a)(b)	35,513	772,763
Dicerna Pharmaceuticals, Inc. (a)	20,015	244,383
Eagle Pharmaceuticals, Inc. (a)(b)	5,934	297,115
Editas Medicine, Inc. (a)(b)	10,750	221,773
Enanta Pharmaceuticals, Inc. (a)	5,290	542,437
Epizyme, Inc. (a)	7,695	99,727
Esperion Therapeutics, Inc. (a)(b)	4,147	191,177
Exact Sciences Corp. (a)	17,154	1,561,014
Exelixis, Inc. (a)	41,569	930,730
Fate Therapeutics, Inc. (a)	16,956	266,379
FibroGen, Inc. (a)	15,537	898,039
Five Prime Therapeutics, Inc. (a)	978	11,325
Genomic Health, Inc. (a)	11,616	882,468
Gilead Sciences, Inc.	174,963	11,376,094
Global Blood Therapeutics, Inc. (a)(b)	8,370	439,425
GlycoMimetics, Inc. (a)(b)	38,155	468,925
Grifols SA ADR	31,580	608,862
Halozyme Therapeutics, Inc. (a)	27,656	477,066
ImmunoGen, Inc. (a)	20,747	97,926
Immunomedics, Inc. (a)(b)	28,377	447,222
Incyte Corp. (a)	26,030	2,244,567
Inovio Pharmaceuticals, Inc. (a)(b)	45,462	166,391
Insmed, Inc. (a)(b)	12,659	375,339
Insys Therapeutics, Inc. (a)(b)	11,944	75,128
Intellia Therapeutics, Inc. (a)(b)	10,796	164,423
Intercept Pharmaceuticals, Inc. (a)(b)	3,628	361,857
Intrexon Corp. (a)(b)	17,338	138,184
Ionis Pharmaceuticals, Inc. (a)	21,778	1,546,020
Iovance Biotherapeutics, Inc. (a)	49,858	512,042
Ironwood Pharmaceuticals, Inc. Class A (a)	31,118	443,120
Lexicon Pharmaceuticals, Inc. (a)(b)	23,150	123,158
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	3,121	387,254
General CVR (a)	1,530	8
Glucagon CVR	1,530	153
rights (a)	1,530	8
TR Beta CVR (a)	1,530	212
Macrogenics, Inc. (a)	14,001	280,020
Madrigal Pharmaceuticals, Inc. (a)(b)	2,350	308,508
Marker Therapeutics, Inc. (a)(b)	18,199	113,198
Mirati Therapeutics, Inc. (a)(b)	6,209	452,015
Moderna, Inc. (b)	44,762	1,011,621
Momenta Pharmaceuticals, Inc. (a)	14,882	209,687
Myriad Genetics, Inc. (a)	18,152	563,257
Natera, Inc. (a)	17,915	283,774
Neurocrine Biosciences, Inc. (a)	17,418	1,345,541
Novavax, Inc. (a)(b)	183,530	129,407
Novelion Therapeutics, Inc. (a)(b)	43,804	49,499
Opko Health, Inc. (a)(b)	75,067	191,421
Polarityte, Inc. (a)(b)	19,408	235,031
Portola Pharmaceuticals, Inc. (a)(b)	4,648	142,740
Prothena Corp. PLC (a)	5,556	74,450
PTC Therapeutics, Inc. (a)(b)	12,081	417,278
Puma Biotechnology, Inc. (a)	4,467	124,227
Ra Pharmaceuticals, Inc. (a)	26,991	520,117
Regeneron Pharmaceuticals, Inc. (a)	15,513	6,682,070
REGENXBIO, Inc. (a)	8,893	460,035
Repligen Corp. (a)(b)	12,233	728,108
Retrophin, Inc. (a)	13,472	303,928
Rigel Pharmaceuticals, Inc. (a)	194,697	426,386
Rocket Pharmaceuticals, Inc. (a)	19,175	333,837
Rubius Therapeutics, Inc. (b)	28,924	459,313
Sage Therapeutics, Inc. (a)	6,972	1,110,291
Sangamo Therapeutics, Inc. (a)(b)	17,966	161,874
Sarepta Therapeutics, Inc. (a)	11,219	1,618,229
Scholar Rock Holding Corp.	12,202	227,201
Seattle Genetics, Inc. (a)	25,086	1,863,388
Solid Biosciences, Inc. (a)	9,450	101,021
Spark Therapeutics, Inc.(a)	6,189	701,214
Spectrum Pharmaceuticals, Inc. (a)	26,558	287,092
Tobira Therapeutics, Inc. rights (a)(b)(c)	1,750	13,335
Ultragenyx Pharmaceutical, Inc. (a)	7,624	489,003
uniQure B.V. (a)	16,111	869,833
United Therapeutics Corp. (a)	6,960	878,978
Vertex Pharmaceuticals, Inc. (a)	35,843	6,765,366
Viking Therapeutics, Inc. (a)(b)	14,342	120,616
Voyager Therapeutics, Inc. (a)	28,736	431,040
Xencor, Inc. (a)	13,548	411,046
ZIOPHARM Oncology, Inc. (a)(b)	23,073	68,065
		115,341,763
Health Care Equipment & Supplies - 1.9%
Abiomed, Inc. (a)	7,625	2,550,563
Align Technology, Inc. (a)	11,657	3,018,813
Anika Therapeutics, Inc. (a)(b)	6,182	201,719
Atrion Corp.	503	395,544
AxoGen, Inc. (a)	9,983	184,286
Cardiovascular Systems, Inc. (a)	12,950	458,042
CONMED Corp.	7,598	584,286
Dentsply Sirona, Inc.	38,226	1,596,318
DexCom, Inc. (a)	14,903	2,076,435
Heska Corp. (a)	2,275	186,072
Hologic, Inc. (a)	48,989	2,309,831
ICU Medical, Inc. (a)	2,997	736,543
IDEXX Laboratories, Inc. (a)	11,712	2,471,583
Inogen, Inc. (a)	3,720	399,751
Insulet Corp. (a)(b)	10,369	973,753
Integra LifeSciences Holdings Corp. (a)	12,312	678,268
Intuitive Surgical, Inc. (a)	16,009	8,766,688
iRhythm Technologies, Inc. (a)(b)	6,780	649,456
Lantheus Holdings, Inc. (a)	8,224	187,918
LeMaitre Vascular, Inc.	7,978	238,702
LivaNova PLC (a)	7,913	737,492
Masimo Corp. (a)	7,595	997,072
Meridian Bioscience, Inc.	18,221	311,032
Merit Medical Systems, Inc. (a)	10,126	564,322
Natus Medical, Inc. (a)	15,237	420,998
Neogen Corp. (a)	10,379	643,083
Novocure Ltd. (a)	15,840	850,766
NuVasive, Inc. (a)	8,158	480,506
OraSure Technologies, Inc. (a)	20,916	224,847
Orthofix International NV (a)	5,632	344,115
Quidel Corp. (a)	8,921	584,861
Tactile Systems Technology, Inc. (a)(b)	5,433	412,962
Tandem Diabetes Care, Inc. (a)	10,572	693,206
Varex Imaging Corp. (a)	11,263	354,109
Wright Medical Group NV (a)	10,611	332,230
		36,616,172
Health Care Providers & Services - 0.5%
Acadia Healthcare Co., Inc. (a)(b)	15,231	400,423
Amedisys, Inc. (a)	7,355	914,227
Apollo Medical Holdings, Inc. (a)	2,444	47,756
BioTelemetry, Inc. (a)	11,346	847,773
Corvel Corp. (a)	6,378	429,239
Covetrus, Inc. (a)	19,062	682,038
G1 Therapeutics, Inc. (a)	8,824	162,891
Guardant Health, Inc. (b)	13,140	875,650
HealthEquity, Inc. (a)	10,764	866,287
Henry Schein, Inc. (a)	19,296	1,144,253
LHC Group, Inc. (a)	3,285	360,332
Magellan Health Services, Inc. (a)	4,097	279,047
National Research Corp. Class A	9,252	360,180
National Vision Holdings, Inc. (a)	11,442	384,451
OptiNose, Inc. (a)(b)	33,550	248,941
Patterson Companies, Inc.	7,362	166,013
Premier, Inc. (a)	8,889	325,160
Surgery Partners, Inc. (a)(b)	8,339	104,404
The Ensign Group, Inc.	15,284	755,794
Tivity Health, Inc. (a)	11,234	240,408
		9,595,267
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	18,096	193,989
Cerner Corp. (a)	44,394	2,483,844
HMS Holdings Corp. (a)	24,549	845,959
Inovalon Holdings, Inc. Class A (a)(b)	21,458	281,958
Medidata Solutions, Inc. (a)(b)	10,176	763,404
NantHealth, Inc. (a)(b)	30,176	20,671
Nextgen Healthcare, Inc. (a)	23,440	410,200
Omnicell, Inc. (a)	10,615	901,744
		5,901,769
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	11,557	247,089
Bio-Techne Corp.	7,542	1,462,394
Bruker Corp.	26,028	994,530
ICON PLC (a)	8,680	1,215,026
Illumina, Inc. (a)	20,786	6,501,237
Luminex Corp.	15,912	405,438
Medpace Holdings, Inc. (a)	10,970	602,802
NeoGenomics, Inc. (a)(b)	35,576	697,290
Pacific Biosciences of California, Inc. (a)	36,283	265,229
PRA Health Sciences, Inc. (a)	9,206	984,858
Syneos Health, Inc. (a)	17,125	715,311
		14,091,204
Pharmaceuticals - 0.9%
Aerie Pharmaceuticals, Inc. (a)	9,966	465,113
Akcea Therapeutics, Inc. (a)(b)	14,775	502,793
Amphastar Pharmaceuticals, Inc. (a)	15,981	397,128
ANI Pharmaceuticals, Inc. rights (a)(c)	739	0
AstraZeneca PLC rights (a)(c)	1,845	0
Athenex, Inc. (a)(b)	14,652	192,967
BeyondSpring, Inc. (a)(b)	5,086	90,938
Clementia Pharmaceuticals, Inc. (a)	20,095	519,054
Corcept Therapeutics, Inc. (a)(b)	22,771	283,954
Dermira, Inc. (a)	2,643	22,069
Dova Pharmaceuticals, Inc. (a)(b)	7,933	60,925
Endo International PLC (a)	23,266	255,693
Evolus, Inc. (a)(b)	16,228	429,068
GW Pharmaceuticals PLC ADR (a)(b)	4,371	751,856
Horizon Pharma PLC (a)	30,564	886,662
InflaRx NV (a)	481	17,826
Innoviva, Inc. (a)	22,493	353,140
Intersect ENT, Inc. (a)	9,629	327,290
Intra-Cellular Therapies, Inc. (a)	11,677	159,041
Jazz Pharmaceuticals PLC (a)	9,919	1,388,958
Kala Pharmaceuticals, Inc. (a)	4,343	36,438
Mylan NV (a)	63,600	1,678,404
MyoKardia, Inc. (a)	7,496	336,196
Nektar Therapeutics (a)	24,966	1,012,122
ObsEva SA (a)	7,275	90,719
Omeros Corp. (a)(b)	8,044	115,994
Pacira Pharmaceuticals, Inc. (a)	7,640	314,615
Reata Pharmaceuticals, Inc. (a)(b)	6,354	599,436
Revance Therapeutics, Inc. (a)	11,663	197,571
Rhythm Pharmaceuticals, Inc. (a)(b)	17,444	500,294
Sanofi SA sponsored ADR	37,176	1,546,522
Supernus Pharmaceuticals, Inc. (a)	11,566	472,355
The Medicines Company (a)(b)	14,564	359,294
TherapeuticsMD, Inc. (a)(b)	48,273	276,122
Theravance Biopharma, Inc. (a)(b)	15,271	370,627
Tricida, Inc. (b)	15,050	348,107
WAVE Life Sciences (a)(b)	7,259	304,370
Zogenix, Inc. (a)(b)	16,552	872,787
		16,536,448

TOTAL HEALTH CARE		198,082,623

INDUSTRIALS - 4.2%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	2,884	229,768
Axon Enterprise, Inc. (a)(b)	12,104	651,558
Elbit Systems Ltd. (b)	8,086	1,061,449
Kratos Defense & Security Solutions, Inc. (a)(b)	26,519	455,862
Mercury Systems, Inc. (a)	10,049	638,312
		3,036,949
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	17,652	410,762
Atlas Air Worldwide Holdings, Inc. (a)	7,239	389,024
C.H. Robinson Worldwide, Inc.	21,970	1,985,649
Expeditors International of Washington, Inc.	27,251	2,042,462
Forward Air Corp.	8,140	526,251
Hub Group, Inc. Class A (a)	10,075	433,024
		5,787,172
Airlines - 0.5%
Allegiant Travel Co.	3,295	435,270
American Airlines Group, Inc.	64,174	2,286,520
Hawaiian Holdings, Inc.	9,323	277,359
JetBlue Airways Corp. (a)	47,364	790,979
Ryanair Holdings PLC sponsored ADR (a)	17,994	1,341,273
SkyWest, Inc.	10,701	578,282
United Continental Holdings, Inc. (a)	46,593	4,091,331
		9,801,014
Building Products - 0.1%
AAON, Inc.	22,995	916,581
American Woodmark Corp. (a)	2,336	199,027
Apogee Enterprises, Inc.	6,801	242,728
Builders FirstSource, Inc. (a)	10,159	141,515
Caesarstone Sdot-Yam Ltd. (b)	4,330	72,744
Gibraltar Industries, Inc. (a)	9,855	399,128
Patrick Industries, Inc. (a)	7,044	318,459
Universal Forest Products, Inc.	4,934	152,806
		2,442,988
Commercial Services & Supplies - 0.6%
Casella Waste Systems, Inc. Class A (a)	13,913	490,851
Cimpress NV (a)(b)	5,705	470,663
Cintas Corp.	14,490	2,993,634
Copart, Inc. (a)	36,178	2,122,563
Healthcare Services Group, Inc. (b)	8,377	319,834
Herman Miller, Inc.	25,199	924,299
Interface, Inc.	17,121	303,898
Kimball International, Inc. Class B	15,940	250,099
Matthews International Corp. Class A	8,468	336,772
McGrath RentCorp.	7,373	441,200
Mobile Mini, Inc.	11,630	418,796
Multi-Color Corp.	5,652	281,752
SP Plus Corp. (a)	8,826	303,614
Stericycle, Inc. (a)	10,429	464,925
Tetra Tech, Inc.	6,328	379,807
U.S. Ecology, Inc.	6,385	366,371
		10,869,078
Construction & Engineering - 0.0%
Aegion Corp. (a)	13,535	234,968
Primoris Services Corp.	14,641	342,160
		577,128
Electrical Equipment - 0.1%
Ballard Power Systems, Inc. (a)(b)	44,237	158,668
Encore Wire Corp.	6,682	395,842
Sunrun, Inc. (a)(b)	28,366	439,957
TPI Composites, Inc. (a)	10,216	308,625
		1,303,092
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	28,818	2,140,889
Raven Industries, Inc.	10,536	420,597
		2,561,486
Machinery - 0.6%
Altra Industrial Motion Corp.	8,750	278,338
Astec Industries, Inc.	2,655	101,315
Chart Industries, Inc. (a)	8,022	708,182
Columbus McKinnon Corp. (NY Shares)	8,033	300,836
Franklin Electric Co., Inc.	20,448	1,088,038
Kornit Digital Ltd. (a)(b)	7,968	178,483
Lincoln Electric Holdings, Inc.	9,498	820,817
Middleby Corp. (a)(b)	8,631	1,058,074
Nordson Corp.	8,667	1,176,632
Omega Flex, Inc.	3,962	292,792
PACCAR, Inc.	47,631	3,229,382
RBC Bearings, Inc. (a)	2,838	397,746
Sun Hydraulics Corp.	17,522	833,697
TriMas Corp. (a)	14,122	456,564
Woodward, Inc.	8,132	783,437
		11,704,333
Marine - 0.0%
Golden Ocean Group Ltd.	46,966	234,831
Star Bulk Carriers Corp. (a)(b)	26,831	198,281
		433,112
Professional Services - 0.6%
51job, Inc. sponsored ADR (a)(b)	7,031	508,060
CoStar Group, Inc. (a)	6,291	2,878,321
Exponent, Inc.	5,818	329,473
Forrester Research, Inc.	6,935	348,137
Huron Consulting Group, Inc. (a)	7,966	365,002
ICF International, Inc.	5,950	449,344
IHS Markit Ltd. (a)	64,067	3,406,442
Kelly Services, Inc. Class A (non-vtg.)	12,214	294,724
Verisk Analytics, Inc.	22,338	2,824,193
		11,403,696
Road & Rail - 0.8%
AMERCO	2,829	1,088,005
ArcBest Corp.	9,009	313,783
Avis Budget Group, Inc. (a)	13,558	485,648
CSX Corp.	113,548	8,251,533
Heartland Express, Inc.	24,074	483,647
J.B. Hunt Transport Services, Inc.	14,498	1,561,000
Landstar System, Inc.	5,433	590,458
Marten Transport Ltd.	16,833	313,935
Old Dominion Freight Lines, Inc.	12,779	1,926,690
Saia, Inc. (a)	6,803	450,086
Universal Logistics Holdings, Inc.	11,918	263,984
Werner Enterprises, Inc.	10,115	349,271
		16,078,040
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	5,818	211,019
BMC Stock Holdings, Inc. (a)	20,286	388,071
Fastenal Co.	37,772	2,377,370
H&E Equipment Services, Inc.	7,095	204,265
HD Supply Holdings, Inc. (a)	27,852	1,197,915
Rush Enterprises, Inc. Class A	9,923	415,972
		4,794,612
Transportation Infrastructure - 0.0%
Yangtze River Port & Logisti (a)(b)	31,968	12,982

TOTAL INDUSTRIALS		80,805,682

INFORMATION TECHNOLOGY - 31.9%
Communications Equipment - 2.2%
ADTRAN, Inc.	16,983	255,085
Arris International PLC (a)	28,957	917,358
Cisco Systems, Inc.	617,914	31,989,408
CommScope Holding Co., Inc. (a)	28,151	656,200
EchoStar Holding Corp. Class A (a)	8,271	318,930
Extreme Networks, Inc. (a)	12,040	98,969
F5 Networks, Inc. (a)	9,270	1,558,658
Finisar Corp. (a)	25,231	617,907
InterDigital, Inc.	5,069	353,461
Ituran Location & Control Ltd.	8,865	327,119
Lumentum Holdings, Inc. (a)	13,831	688,092
NETGEAR, Inc. (a)	8,337	298,881
NetScout Systems, Inc. (a)	14,682	401,846
Quantenna Communications, Inc. (a)	14,878	270,036
Radware Ltd. (a)	15,614	392,068
Sierra Wireless, Inc. (a)	8,618	108,711
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	76,628	695,016
Ubiquiti Networks, Inc. (b)	13,178	1,902,771
ViaSat, Inc. (a)(b)	8,832	667,258
Viavi Solutions, Inc. (a)	43,197	567,177
		43,084,951
Electronic Equipment & Components - 1.1%
Avnet, Inc.	17,823	775,122
Cardtronics PLC (a)	9,902	292,208
Casa Systems, Inc. (a)	28,343	288,815
CDW Corp.	23,491	2,205,570
Cognex Corp.	27,825	1,485,855
Coherent, Inc. (a)	2,868	381,673
Control4 Corp. (a)	10,823	194,922
ePlus, Inc. (a)	4,556	407,489
Flextronics International Ltd. (a)	64,722	682,170
FLIR Systems, Inc.	23,474	1,207,737
Hollysys Automation Technologies Ltd.	17,408	385,239
II-VI, Inc. (a)	11,179	474,884
Insight Enterprises, Inc. (a)	9,989	557,586
IPG Photonics Corp. (a)	7,666	1,188,460
Itron, Inc. (a)	12,933	685,578
Littelfuse, Inc.	3,580	691,262
MTS Systems Corp.	6,218	331,419
National Instruments Corp.	25,500	1,191,870
Novanta, Inc. (a)	8,901	727,479
OSI Systems, Inc. (a)	5,768	500,951
PC Connection, Inc.	9,971	401,233
Plexus Corp. (a)	8,724	538,794
Sanmina Corp. (a)	18,660	596,000
ScanSource, Inc. (a)	9,503	356,838
Tech Data Corp. (a)	5,665	579,076
Trimble, Inc. (a)	44,846	1,794,288
TTM Technologies, Inc. (a)	29,263	354,668
Zebra Technologies Corp. Class A (a)	8,794	1,763,285
		21,040,471
Internet Software & Services - 0.0%
AGM Group Holdings, Inc.	330	9,309
IT Services - 2.9%
Akamai Technologies, Inc. (a)	29,330	2,043,128
Amdocs Ltd.	25,020	1,390,361
Automatic Data Processing, Inc.	61,471	9,406,907
Carbonite, Inc. (a)	10,905	253,759
Cass Information Systems, Inc.	5,874	306,799
Cognizant Technology Solutions Corp. Class A	82,192	5,833,988
CSG Systems International, Inc.	9,604	399,046
Endurance International Group Holdings, Inc. (a)	41,482	290,374
Euronet Worldwide, Inc. (a)	7,025	943,598
ExlService Holdings, Inc. (a)	8,932	548,425
Fiserv, Inc. (a)	57,990	4,911,173
Jack Henry & Associates, Inc.	14,239	1,888,519
ManTech International Corp. Class A	5,445	295,936
MoneyGram International, Inc. (a)	15,957	38,776
NIC, Inc.	23,137	395,411
Okta, Inc. (a)	13,408	1,138,071
Paychex, Inc.	48,394	3,727,306
PayPal Holdings, Inc. (a)	160,598	15,749,846
Presidio, Inc.	27,020	449,343
QIWI PLC Class B sponsored ADR (a)	10,773	151,684
Sabre Corp.	42,255	947,780
Sykes Enterprises, Inc. (a)	13,506	399,643
Ttec Holdings, Inc.	12,964	444,147
Tucows, Inc. (a)(b)	4,881	378,424
VeriSign, Inc. (a)	19,435	3,460,207
Virtusa Corp. (a)	8,928	450,596
Wix.com Ltd. (a)	7,989	872,798
		57,116,045
Semiconductors & Semiconductor Equipment - 7.9%
Acacia Communications, Inc. (a)	10,404	555,053
Advanced Energy Industries, Inc. (a)	6,362	320,454
Advanced Micro Devices, Inc. (a)(b)	160,804	3,783,718
Ambarella, Inc. (a)(b)	6,829	275,687
Amkor Technology, Inc. (a)	24,967	219,210
Analog Devices, Inc.	50,816	5,435,279
Applied Materials, Inc.	133,791	5,129,547
ASML Holding NV	11,006	2,012,667
Axcelis Technologies, Inc. (a)	9,857	207,194
Broadcom, Inc.	57,539	15,843,939
Brooks Automation, Inc.	18,184	583,888
Cabot Microelectronics Corp.	4,616	522,070
Canadian Solar, Inc. (a)	20,818	513,372
Ceva, Inc. (a)	4,664	129,752
Cirrus Logic, Inc. (a)	6,112	245,275
Cree, Inc. (a)	16,488	897,112
Cypress Semiconductor Corp.	59,465	917,545
Diodes, Inc. (a)	14,224	573,654
Entegris, Inc.	24,571	868,093
First Solar, Inc. (a)	13,401	704,223
FormFactor, Inc. (a)	25,555	405,047
Himax Technologies, Inc. sponsored ADR (b)	18,088	67,649
Integrated Device Technology, Inc. (a)	21,936	1,060,167
Intel Corp.	629,001	33,311,893
KLA-Tencor Corp.	22,837	2,637,445
Kulicke & Soffa Industries, Inc.	18,585	433,402
Lam Research Corp.	22,382	3,941,246
Marvell Technology Group Ltd.	110,288	2,200,246
Maxim Integrated Products, Inc.	39,594	2,155,101
Mellanox Technologies Ltd. (a)	8,836	949,340
Microchip Technology, Inc. (b)	31,411	2,728,674
Micron Technology, Inc. (a)	163,390	6,679,383
MKS Instruments, Inc.	8,398	695,942
Monolithic Power Systems, Inc.	6,583	882,846
Nova Measuring Instruments Ltd. (a)	11,547	285,211
NVIDIA Corp.	84,243	12,995,325
NXP Semiconductors NV	48,980	4,472,854
ON Semiconductor Corp. (a)	74,744	1,605,501
Power Integrations, Inc.	3,726	272,222
Qorvo, Inc. (a)	19,921	1,397,259
Qualcomm, Inc.	162,618	8,682,175
Rambus, Inc. (a)	30,732	315,618
Semtech Corp. (a)	14,927	821,582
Silicon Laboratories, Inc. (a)	8,159	661,042
Silicon Motion Technology Corp. sponsored ADR	9,734	399,873
Skyworks Solutions, Inc.	25,793	2,106,256
SolarEdge Technologies, Inc. (a)(b)	8,079	341,419
SunPower Corp. (a)(b)	18,516	119,428
Synaptics, Inc. (a)(b)	8,452	353,885
Teradyne, Inc.	25,902	1,057,579
Texas Instruments, Inc.	133,946	14,168,808
Tower Semiconductor Ltd. (a)	11,986	214,909
Universal Display Corp.	7,293	1,088,407
Xilinx, Inc.	35,269	4,419,206
Xperi Corp.	8,918	214,032
		153,878,704
Software - 11.4%
2U, Inc. (a)(b)	11,054	814,680
ACI Worldwide, Inc. (a)	23,266	741,487
Adobe, Inc. (a)	66,396	17,428,950
Alarm.com Holdings, Inc. (a)(b)	11,904	781,260
ANSYS, Inc. (a)	15,355	2,721,827
Aspen Technology, Inc. (a)	13,977	1,407,624
Atlassian Corp. PLC (a)	19,066	2,049,214
Autodesk, Inc. (a)	30,250	4,931,053
Benefitfocus, Inc. (a)(b)	10,795	530,250
Blackbaud, Inc.	9,774	754,944
BlackLine, Inc. (a)(b)	12,944	677,489
Bottomline Technologies, Inc. (a)	10,038	500,695
Cadence Design Systems, Inc. (a)	37,691	2,157,810
Carbon Black, Inc.	9,857	129,028
CDK Global, Inc.	24,889	1,443,811
Check Point Software Technologies Ltd. (a)(b)	23,270	2,845,921
Citrix Systems, Inc.	20,331	2,144,921
CommVault Systems, Inc. (a)	7,300	491,947
Cornerstone OnDemand, Inc. (a)	13,671	772,412
Coupa Software, Inc. (a)	11,855	1,116,622
CyberArk Software Ltd. (a)	8,661	950,718
Descartes Systems Group, Inc. (Canada) (a)	18,910	653,110
DocuSign, Inc. (b)	23,415	1,291,337
Dropbox, Inc. Class A (a)	28,364	676,765
Ebix, Inc.	6,042	352,067
Everbridge, Inc. (a)	8,882	628,046
FireEye, Inc. (a)	20,229	339,038
Five9, Inc. (a)	14,892	789,872
Fortinet, Inc. (a)	31,195	2,707,414
Intuit, Inc.	36,330	8,978,233
j2 Global, Inc.	10,456	888,865
LivePerson, Inc. (a)	19,230	537,671
LogMeIn, Inc.	10,397	825,938
Magic Software Enterprises Ltd.	7,608	68,168
Manhattan Associates, Inc. (a)	12,667	693,518
Microsoft Corp.	1,068,326	119,684,529
MicroStrategy, Inc. Class A (a)	2,977	421,246
Mimecast Ltd. (a)	14,840	716,475
Monotype Imaging Holdings, Inc.	14,964	293,294
NICE Systems Ltd. sponsored ADR (a)(b)	9,031	1,062,858
Nuance Communications, Inc. (a)	48,131	807,157
Nutanix, Inc. Class A (a)	21,845	1,094,216
Open Text Corp.	50,229	1,903,889
Parametric Technology Corp. (a)	21,955	2,037,863
Paylocity Holding Corp. (a)	10,535	922,550
Pegasystems, Inc.	15,328	1,007,203
Progress Software Corp.	12,525	460,670
Proofpoint, Inc. (a)	8,832	1,042,971
Qualys, Inc. (a)	8,059	673,974
Rapid7, Inc. (a)	13,157	605,617
RealPage, Inc. (a)	16,978	1,039,223
Sapiens International Corp. NV	25,110	344,007
Splunk, Inc. (a)	25,232	3,428,524
SPS Commerce, Inc. (a)	5,202	555,470
SS&C Technologies Holdings, Inc.	37,243	2,293,424
StoneCo Ltd. Class A (a)(b)	15,630	475,308
SurveyMonkey	14,616	221,725
Symantec Corp.	85,797	1,929,575
Synopsys, Inc. (a)	22,582	2,296,138
Talend SA ADR (a)	7,696	368,638
Tenable Holdings, Inc. (b)	7,916	246,821
The Trade Desk, Inc. (a)(b)	5,608	1,107,804
TiVo Corp.	14,245	142,877
Ultimate Software Group, Inc. (a)	5,924	1,963,806
Upwork, Inc.	15,020	355,824
Varonis Systems, Inc. (a)	7,362	419,340
Verint Systems, Inc. (a)	11,932	635,379
Workday, Inc. Class A (a)	20,898	4,136,341
Zscaler, Inc. (a)(b)	20,403	1,013,621
		220,531,062
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	658,917	114,091,479
Cray, Inc. (a)	15,778	387,034
Electronics for Imaging, Inc. (a)	12,617	341,164
Logitech International SA (b)	32,584	1,224,181
NetApp, Inc.	46,392	3,024,758
Seagate Technology LLC	48,893	2,276,458
Stratasys Ltd. (a)(b)	14,455	411,389
Western Digital Corp.	39,234	1,973,470
		123,729,933

TOTAL INFORMATION TECHNOLOGY		619,390,475

MATERIALS - 0.3%
Chemicals - 0.1%
A. Schulman, Inc. rights (a)(c)	7,892	3,417
Balchem Corp.	3,319	294,495
Innophos Holdings, Inc.	4,300	142,760
Innospec, Inc.	6,804	556,975
Loop Industries, Inc. (a)(b)	4,958	48,043
Methanex Corp. (b)	15,788	888,649
		1,934,339
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	12,565	355,715
Metals & Mining - 0.2%
Ferroglobe PLC	27,670	76,093
Ferroglobe Representation & Warranty Insurance (a)(c)	7,187	0
Kaiser Aluminum Corp.	4,382	479,741
Pan American Silver Corp. (b)	28,095	375,349
Royal Gold, Inc.	10,230	904,434
Schnitzer Steel Industries, Inc. Class A	10,359	251,724
SSR Mining, Inc. (a)(b)	27,318	379,062
Steel Dynamics, Inc.	35,896	1,339,639
		3,806,042
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	24,090	344,969

TOTAL MATERIALS		6,441,065

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Brookfield Property REIT, Inc. Class A	24,184	474,490
CareTrust (REIT), Inc.	25,909	578,807
CIM Commercial Trust Corp. (b)	18,496	337,182
CyrusOne, Inc.	16,813	837,960
Equinix, Inc.	13,529	5,729,532
Gaming & Leisure Properties	39,304	1,429,880
Government Properties Income Trust	9,651	294,452
Hospitality Properties Trust (SBI)	23,380	632,897
Industrial Logistics Properties Trust	19,668	410,274
Lamar Advertising Co. Class A	13,866	1,075,586
Potlatch Corp.	10,306	370,913
Regency Centers Corp.	25,827	1,685,212
Retail Opportunity Investments Corp.	28,834	495,080
Sabra Health Care REIT, Inc.	20,497	371,406
SBA Communications Corp. Class A (a)	20,654	3,729,286
Senior Housing Properties Trust (SBI)	41,395	536,065
Uniti Group, Inc. (b)	28,323	273,034
		19,262,056
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP	36,498	715,843
Colliers International Group, Inc.	8,358	571,046
Cresud S.A.C.I.F. y A. sponsored ADR	10,098	125,922
FirstService Corp.	8,299	720,514
Newmark Group, Inc.	27,600	255,576
Redfin Corp. (a)(b)	2,990	59,710
		2,448,611

TOTAL REAL ESTATE		21,710,667

UTILITIES - 0.4%
Electric Utilities - 0.4%
Alliant Energy Corp.	40,316	1,849,295
MGE Energy, Inc.	8,992	574,769
Otter Tail Corp.	10,782	542,119
Xcel Energy, Inc.	76,255	4,183,349
		7,149,532
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Yield PLC	18,970	378,641
Pattern Energy Group, Inc.	24,389	508,755
		887,396
Water Utilities - 0.0%
Connecticut Water Service, Inc.	4,927	330,503
Middlesex Water Co.	6,980	410,913
		741,416

TOTAL UTILITIES		8,778,344

TOTAL COMMON STOCKS
(Cost $1,188,097,621)		1,669,220,328
	Principal Amount	Value

U.S. Treasury Obligations - 0.8%
U.S. Treasury Bills, yield at date of purchase 2.48% 9/12/19 (d)
(Cost $14,802,197)	15,000,000	14,801,547
	Shares	Value

Money Market Funds - 17.4%
Fidelity Cash Central Fund, 2.44% (e)	254,632,404	$254,683,331
Fidelity Securities Lending Cash Central Fund 2.45% (e)(f)	82,558,551	82,566,807
TOTAL MONEY MARKET FUNDS
(Cost $337,247,070)		337,250,138
TOTAL INVESTMENT IN SECURITIES - 104.1%
(Cost $1,540,146,888)		2,021,272,013
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(79,090,995)
NET ASSETS - 100%		$1,942,181,018

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	1,921	March 2019	$272,878,050	$17,819,423	$17,819,423

The notional amount of futures purchased as a percentage of Net Assets is 14.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,653,531.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,382,428
Fidelity Securities Lending Cash Central Fund	199,815
Total	$1,582,243

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$294,899,090	$294,899,090	$--	$--
Consumer Discretionary	233,440,341	233,440,341	--	--
Consumer Staples	74,682,007	74,682,007	--	--
Energy	7,611,658	7,610,616	--	1,042
Financials	123,378,376	123,378,376	--	--
Health Care	198,082,623	198,069,288	--	13,335
Industrials	80,805,682	80,805,682	--	--
Information Technology	619,390,475	619,390,475	--	--
Materials	6,441,065	6,437,648	--	3,417
Real Estate	21,710,667	21,710,667	--	--
Utilities	8,778,344	8,778,344	--	--
U.S. Government and Government Agency Obligations	14,801,547	--	14,801,547	--
Money Market Funds	337,250,138	337,250,138	--	--
Total Investments in Securities:	$2,021,272,013	$2,006,452,672	$14,801,547	$17,794
Derivative Instruments:
Assets
Futures Contracts	$17,819,423	$17,819,423	$--	$--
Total Assets	$17,819,423	$17,819,423	$--	$--
Total Derivative Instruments:	$17,819,423	$17,819,423	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 26, 2019